Employee Benefit Plans - Assumptions, Market-Related Value, and Unrecognized Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Pension Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.70%	4.00%
Rate of compensation increase	2.50%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.00%	5.00%	5.40%
Expected return on plan assets	4.80%	6.30%	6.90%
Rate of compensation increase	3.00%	3.50%	3.70%
U.S. Pension Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.80%	4.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.00%	5.30%	5.80%
Expected return on plan assets	4.80%	6.80%	7.50%
International Pension Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.70%	4.10%
Rate of compensation increase	2.50%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.10%	4.60%	4.90%
Expected return on plan assets	4.80%	5.50%	6.00%
Rate of compensation increase	3.00%	3.50%	3.70%
Postemployment Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.90%	3.50%
Rate of compensation increase	2.60%	3.20%
Involuntary turnover rate	5.50%	5.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.50%	3.90%	4.30%
Rate of compensation increase	3.20%	3.40%	3.60%
Involuntary turnover rate	5.50%	5.50%	5.00%
Postretirement Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.60%	3.30%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.30%	4.30%	5.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of one percentage point increase on service and interest cost	$ 0
Effect of one percentage point decrease on service and interest cost	0
Effect of one percentage point increase on accumulated postretirement benefit obligation	1
Effect of one percentage point decrease on accumulated postretirement benefit obligation	$ (1)
Postretirement Benefits [Member] | Pre-65 Coverage [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	8.00%	9.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate rate	2018	2018
Postretirement Benefits [Member] | Post-65 Coverage[Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	6.50%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate rate	2018	2018